UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09613

Name of Fund:	Legg Mason Opportunity Trust
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 12/31/2005

Date of reporting period: 9/30/2005

Item 1 — Schedule of Investments

Portfolio of Investments

Opportunity Trust

September 30, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 100.7%
Consumer Discretionary — 33.3%
Diversified Consumer Services — 2.6%
Career Education Corporation	3,500	$124,460	A

Hotels, Restaurants and Leisure — 0.7%
Pinnacle Entertainment, Inc.	1,800	32,994	A

Household Durables — 10.0%
Centex Corporation	1,200	77,496
Jarden Corporation	3,300	135,531	A,B
Lennar Corporation	1,500	89,640
Pulte Homes, Inc.	2,200	94,424
The Ryland Group, Inc.	1,200	82,104

		479,195

Internet and Catalog Retail — 16.4%
Amazon.com, Inc.	6,700	303,510	A
Expedia, Inc.	6,400	126,788	A
IAC/InterActiveCorp	6,400	162,245	A
Netflix Inc.	7,500	194,925	A,B

		787,468

Leisure Equipment and Products — 0.9%
Eastman Kodak Company	1,700	41,361

Media — 2.7%
XM Satellite Radio Holdings Inc.	3,600	129,276	A

Consumer Staples — 0.9%
Beverages — 0.9%
Cott Corporation	2,500	44,250	A

Energy — 2.1%
Oil, Gas and Consumable Fuels — 2.1%
Syntroleum Corporation	7,000	101,920	A,B

	Shares/Par	Value

Financials — 8.4%
Capital Markets — 2.9%
Ameritrade Holding Corporation	6,500	$139,620	A

Consumer Finance — 2.8%
AmeriCredit Corp.	5,636	134,522	A

Insurance — 1.4%
UnumProvident Corporation	3,300	67,650

Real Estate — 1.3%
Fieldstone Investment Corporation	2,667	31,097	B
Friedman, Billings, Ramsey Group, Inc.	2,935	29,909

		61,006

Health Care — 3.3%
Pharmaceuticals — 3.3%
Sepracor Inc.	2,700	159,273	A

Industrials — 11.2%
Airlines — 1.9%
AMR Corporation	5,200	58,136	A
JetBlue Airways Corporation	1,900	33,440	A

		91,576

Commercial Services and Supplies — 1.6%
Cendant Corporation	3,700	76,368

Construction and Engineering — 1.5%
Foster Wheeler Ltd.	2,299	71,022	A,B

Industrial Conglomerates — 5.0%
Tyco International Ltd.	8,700	242,295

	Shares/Par	Value

Industrials — Continued
Machinery — 1.2%
Pentair, Inc.	1,522	$55,546

Information Technology — 13.3%
Internet Software and Services — 8.7%
Netease.com Inc. - ADR	2,000	180,020	A
SINA Corp.	2,100	57,750	A
VeriSign, Inc.	4,200	89,754	A
Yahoo! Inc.	2,700	91,368	A

		418,892

IT Services — 0.8%
BearingPoint, Inc.	5,107	38,762	A

Semiconductors and Semiconductor Equipment — 0.8%
Micron Technology, Inc.	2,700	35,910	A

Software — 3.0%
Computer Associates International, Inc.	2,500	69,525
Convera Corporation	5,556	74,444	A,B

		143,969

Limited Partnerships — 2.3%
Arience Capital Partners I, LP	50,000	69,065	A,C
Hygrove Capital Fund	15,000	18,312	A,C
Omega Capital Partners Limited	15,000	23,604	A,C

		110,981

Materials — 12.6%
Metals and Mining — 12.6%
AK Steel Holding Corporation	7,500	64,275	A,B
Cleveland-Cliffs Inc.	2,000	174,220	B
Mittal Steel Company NV	4,300	123,840
United States Steel Corporation	5,700	241,395

		603,730

	Shares/Par		Value

Telecommunication Services — 10.5%
Diversified Telecommunication Services — 1.9%
Cincinnati Bell Inc.	2,026		$8,934	A
Level 3 Communications, Inc.	35,000		81,200	A,B

			90,134

Wireless Telecommunication Services — 8.6%
NII Holdings Inc.	3,500		295,575	A
Sprint Nextel Corporation	5,000		118,900

			414,475

Utilities — 2.8%
Independent Power Producers and Energy Traders — 2.8%
The AES Corporation	8,000		131,440	A

Total Common Stock and Equity Interests (Identified Cost — $3,278,944)			4,828,095

Corporate and Other Bonds — 3.5%
Level 3 Communications, Inc., 9.125%, due 5/1/08	95,000		77,425	B
Level 3 Communications Inc., 10%, due 5/1/11	100,000		92,070	B

			169,495

Total Corporate and Other Bonds (Identified Cost — $168,894)			169,495

Options Purchased — 1.1%
Amazon.com, Inc. Call, January 2007, Strike Price $35	2,500,000	D	35,750	A

Eastman Kodak Company, Call, January 2007, Strike Price $30	8,500,000	D	12,325	A
Eastman Kodak Company, Call, January 2008, Strike Price $35	2,000,000	D	2,600	A

			50,675

Total Options Purchased (Identified Cost — $68,745)			50,675

	Shares/Par	Value

Repurchase Agreements — 1.0%
Bank of America 3.78%, dated 9/30/05, to be repurchased at $23,216 on 10/03/05 (Collateral: $23,585 Freddie Mac notes 4.5% due 2/15/08, value $23,682)	$23,209	$23,209
Goldman, Sachs & Company 3.71%, dated 9/30/05, to be repurchased at $23,216 on 10/3/05 (Collateral: $23,142 Fannie Mae mortgage-backed securities 6.0% due 4/1//35, value $23,689	23,208	23,208

Total Repurchase Agreements (Identified Cost — $46,417)		46,417

Total Investments — 106.30% (Identified Cost — $3,563,000)		5,094,682
Other Assets Less Liabilities — (6.30)%		(301,014)

Net Assets — 100.0%		$4,793,668

Net Asset Value Per Share:

Primary Class		$16.59

Financial Intermediary		$16.74

Institutional Class		$16.84

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2005 the total market value of Affiliated Companies was $1,098,130, and the identified cost was $895,708.

C	Investment in a limited partnership organized under the laws of the State of Delaware. Each investment is subject to withdrawal restrictions under its partnership agreement, and is illiquid and valued at fair value under procedures adopted by the Board of Directors.

	Acquisition Date	Cost	Value

Arience Capital Partners I, LP	March 2003	$50,000	$69,065
Hygrove Capital Fund	May 2002	15,000	18,312
Omega Capital Partners Limited	June 2002/ August 2004	15,000	23,604

D	Represents actual number of contracts.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Transaction with Affiliated Companies
 An Affiliated Company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the period in securities of companies which are or were affiliated are as follows:

	Affiliate	Purchased		Sold		Dividend/
	Value					Interest	Value	Realized
	at 12/31/04	Cost	Shares	Cost	Shares	Income	at 9/30/05	Gain/(Loss)

AK Steel Holding CorporationA	$—	$55,005	$7,600	$947	$100	$—	$64,275	$(149.00)
AmeriCredit Corp.B	268,950	—	—	100,026	5,364	—	—	31,455
Cleveland-Cliffs Inc.A	—	115,672	2,000	—	—	400	174,220	—
Convera CorpA	—	25,000	5,556	—	—	—	74,445	—
Fieldstone Investment Corporation	46,006	—	—	—	—	2,587	31,097	—
Foster Wheeler LtdA	—	39,736	2,299	—	—	—	71,022	—
Jarden CorporationA	—	104,164	2,200	—	—	—	135,531	—
Level 3 Communications, Inc.	223,920	100,000	100,000	19,436	26,000	16,744	250,695	2,909
Netflix, Inc,	86,310	5,574	500	—	—	—	194,925	—
NII Holdings, Inc.B	185,055	—	—	10,253	400	—	—	17,730
Syntroleum CorporationA	—	70,000	7,000	—	—	—	101,920	—

	$810,241	$515,150		$130,662		$19,731	$1,098,130	$51,945

A	Prior to 2005, this security did not have affiliate status because the Fund owned less than 5% of the company’s voting shares.

B	This company is no longer an affiliated company.

Item 2 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 — Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Opportunity Trust

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Opportunity Trust
Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President, Legg Mason Opportunity Trust
Date: November 28, 2005

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Legg Mason Opportunity Trust
Date: November 25, 2005